CAPITAL STOCK AND STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Capital Stock and Stock Compensation [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity

Activity with respect to restricted common stock and restricted stock units under INSW compensation plans is summarized as follows:

Activity for the three years ended December 31, 2017	Common Stock

Nonvested Shares Outstanding at December 31, 2015	-
RSUs issued to replace OSG RSUs	110,294
Granted	32,067
Vested ($19.04 per share) (1)	(25,103)
Nonvested Shares Outstanding at December 31, 2016	117,258
Granted	165,503
Vested ($18.21 - $19.13 per share) (1)	(108,584)
Nonvested Shares Outstanding at December 31, 2017	174,177
(1)	Includes 6,508 (2016) and 12,442 (2017) shares of common stock forfeited by employees to cover withholding taxes.

Schedule of Share-based Compensation, Stock Options, Activity

Activity with respect to stock options under INSW compensation plans is summarized as follows:

Activity for the three years ended December 31, 2017	Common Stock

Options Outstanding at December 31, 2015	-
Options issued to replace OSG options	127,559
Exercised	-
Options Outstanding at December 31, 2016	127,559
Granted	148,271
Exercised	-
Options Outstanding at December 31, 2017	275,830
Options Exercisable at December 31, 2017	95,618